Trade and other payables	12 Months Ended
Jun. 30, 2024
1 year or less [member]
Statement [line items]
Trade and other payables	Note 16. Trade and other payables

	2024	2023
	A$’000	A$’000

Trade payables	4,548	857
Accrued payables	10,519	3,472

	15,067	4,329

Refer to Note 25 for further information on financial instruments.